Revenue Recognition (Revenue Categories) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 171,760	$ 181,193	$ 170,756
Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	57,435	57,530	56,482
Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	24,634	25,441	26,066
Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	8,534	8,403	7,956
Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	2,767	3,138	3,330
Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	40,556	44,947	42,170
Content
Disaggregation of Revenue [Line Items]
Total operating revenues	9,819	13,880	8,384
Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	6,416	6,970	4,422
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	2,606	3,190	3,535
Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	18,993	17,694	18,411
Operating Segments
Disaggregation of Revenue [Line Items]
Total operating revenues	146,123	152,191	138,360
Operating Segments | Communications
Disaggregation of Revenue [Line Items]
Total operating revenues	109,965	109,969	110,123
Operating Segments | Communications | Mobility
Disaggregation of Revenue [Line Items]
Total operating revenues	72,564	71,056	70,521
Operating Segments | Communications | Mobility | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	55,251	55,039	54,063
Operating Segments | Communications | Mobility | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Mobility | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Mobility | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Mobility | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Mobility | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Mobility | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	291	292	232
Operating Segments | Communications | Mobility | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Mobility | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	17,022	15,725	16,226
Operating Segments | Communications | Video | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues		0
Operating Segments | Communications | Video | Content
Disaggregation of Revenue [Line Items]
Total operating revenues		0
Operating Segments | Communications | Business Wireline
Disaggregation of Revenue [Line Items]
Total operating revenues	25,083	25,901	26,494
Operating Segments | Communications | Business Wireline | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Business Wireline | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	24,313	25,116	25,671
Operating Segments | Communications | Business Wireline | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Business Wireline | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Business Wireline | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Business Wireline | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Business Wireline | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Business Wireline | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Business Wireline | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	770	785	823
Operating Segments | Communications | Consumer Wireline
Disaggregation of Revenue [Line Items]
Total operating revenues	12,318	13,012	13,108
Operating Segments | Communications | Consumer Wireline | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Consumer Wireline | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Consumer Wireline | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	8,534	8,403	7,956
Operating Segments | Communications | Consumer Wireline | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	2,213	2,573	3,042
Operating Segments | Communications | Consumer Wireline | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Consumer Wireline | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Consumer Wireline | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Communications | Consumer Wireline | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	1,564	2,029	2,101
Operating Segments | Communications | Consumer Wireline | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	7	7	9
Operating Segments | WarnerMedia
Disaggregation of Revenue [Line Items]
Total operating revenues	30,442	35,259	20,585
Operating Segments | WarnerMedia | Turner
Disaggregation of Revenue [Line Items]
Total operating revenues	12,568	13,122	6,979
Operating Segments | WarnerMedia | Turner | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Turner | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Turner | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Turner | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Turner | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	7,613	7,736	4,207
Operating Segments | WarnerMedia | Turner | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	759	481	295
Operating Segments | WarnerMedia | Turner | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	3,941	4,566	2,330
Operating Segments | WarnerMedia | Turner | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	255	339	147
Operating Segments | WarnerMedia | Turner | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Home Box Office
Disaggregation of Revenue [Line Items]
Total operating revenues	6,808	6,749	3,598
Operating Segments | WarnerMedia | Home Box Office | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Home Box Office | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Home Box Office | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Home Box Office | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Home Box Office | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	6,090	5,814	3,201
Operating Segments | WarnerMedia | Home Box Office | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	692	925	391
Operating Segments | WarnerMedia | Home Box Office | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Home Box Office | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	26	10	6
Operating Segments | WarnerMedia | Home Box Office | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Warner Bros.
Disaggregation of Revenue [Line Items]
Total operating revenues	12,154	14,358	8,703
Operating Segments | WarnerMedia | Warner Bros. | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Warner Bros. | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Warner Bros. | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Warner Bros. | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | WarnerMedia | Warner Bros. | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	50	88	47
Operating Segments | WarnerMedia | Warner Bros. | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	11,632	13,532	8,216
Operating Segments | WarnerMedia | Warner Bros. | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	6	41	53
Operating Segments | WarnerMedia | Warner Bros. | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	466	697	387
Operating Segments | WarnerMedia | Warner Bros. | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America
Disaggregation of Revenue [Line Items]
Total operating revenues	5,716	6,963	7,652
Operating Segments | Latin America | Vrio
Disaggregation of Revenue [Line Items]
Total operating revenues	3,154	4,094	4,784
Operating Segments | Latin America | Vrio | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Vrio | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Vrio | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Vrio | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Vrio | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	3,154	4,094	4,784
Operating Segments | Latin America | Vrio | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Vrio | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Vrio | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Vrio | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico
Disaggregation of Revenue [Line Items]
Total operating revenues	2,562	2,869	2,868
Operating Segments | Latin America | Mexico | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	1,656	1,863	1,701
Operating Segments | Latin America | Mexico | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Operating Segments | Latin America | Mexico | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	906	1,006	1,167
Eliminations and other | WarnerMedia
Disaggregation of Revenue [Line Items]
Total operating revenues	(1,088)	1,030	1,305
Eliminations and other | WarnerMedia | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and other | WarnerMedia | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and other | WarnerMedia | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and other | WarnerMedia | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and other | WarnerMedia | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	12	13	6
Eliminations and other | WarnerMedia | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	(3,264)	(1,058)	(518)
Eliminations and other | WarnerMedia | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	2,178	2,071	1,807
Eliminations and other | WarnerMedia | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	(14)	4	10
Eliminations and other | WarnerMedia | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and other | WarnerMedia | Warner Bros. | Content sales with HBO Max
Disaggregation of Revenue [Line Items]
Total operating revenues	2,250
Eliminations and other | WarnerMedia | Warner Bros. | Content sales with HBO Linear
Disaggregation of Revenue [Line Items]
Total operating revenues	600	500	225
Eliminations and other | WarnerMedia | Warner Bros. | Content sales with Turner
Disaggregation of Revenue [Line Items]
Total operating revenues	300	350	225
Corporate and Other
Disaggregation of Revenue [Line Items]
Total operating revenues	30,817	34,255	35,795
Corporate and Other | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	528	628	718
Corporate and Other | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	321	325	395
Corporate and Other | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Corporate and Other | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	554	565	288
Corporate and Other | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	26,747	30,451	31,768
Corporate and Other | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Corporate and Other | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	1,718	1,672	1,595
Corporate and Other | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	661	443	845
Corporate and Other | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	288	171	186
Eliminations and consolidations
Disaggregation of Revenue [Line Items]
Total operating revenues	(5,180)	(5,253)	(3,399)
Eliminations and consolidations | Wireless
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and consolidations | Business Service [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and consolidations | Advanced Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and consolidations | Legacy Voice & Data
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and consolidations | Subscription
Disaggregation of Revenue [Line Items]
Total operating revenues	(3,110)	(3,249)	(1,843)
Eliminations and consolidations | Content
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and consolidations | Advertising
Disaggregation of Revenue [Line Items]
Total operating revenues	(1,718)	(1,672)	(1,595)
Eliminations and consolidations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	(352)	(332)	39
Eliminations and consolidations | Equipment
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0	0
Eliminations and consolidations | Video | Turner channel distribution arrangements with Entertainment Group
Disaggregation of Revenue [Line Items]
Total operating revenues	1,500	1,740	1,000
Eliminations and consolidations | Video | HBO linear channel distribution arrangements with Entertainment Group
Disaggregation of Revenue [Line Items]
Total operating revenues	950	$ 1,320	$ 700
Eliminations and consolidations | Video | HBO customer subscriptions at Mobility
Disaggregation of Revenue [Line Items]
Total operating revenues	290
Eliminations and consolidations | Consumer Wireline | HBO customer subscriptions at Mobility
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 180